Share capital warrants and subscription receipts - Summary Of The Model Used To Determine Fair Value Of Options (Detail) - Stock Appreciation Rights [Member]	12 Months Ended
	Nov. 30, 2023 yr $ / shares	Nov. 30, 2023 yr $ / shares	Nov. 30, 2022 yr $ / shares	Nov. 30, 2022 yr $ / shares
Disclosure Of The Model Used To Determine Fair Value Of Options [Line Items]
Risk-free interest rate	3.55%	3.55%	3.50%	3.50%
Expected volatility	89.51%	89.51%	58.40%	58.40%
Average option life in years	6.8	6.8	7.8	7.8
Grant-date share price | (per share)	$ 1.58	$ 2.15	$ 8.72	$ 11.72
Option exercise price | (per share)	$ 16.99	$ 23.07	$ 17.16	$ 23.07